SHARE-BASED COMPENSATION PLAN - Measurement assumptions (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Liabilities and Equity
Non-current liabilities, Provision for phantom stock plan	R$ 183,589		R$ 162,117
Equity, Stock options granted	22,584		20,790
Equity, Shares granted			(2,365)
Total effect on equity	22,584		R$ 18,425
Statement of income and Equity
Non-current liabilities, Provision for phantom stock plan	(32,731)	R$ (31,389)
Equity, Stock options granted	(4,159)	(2,668)
Equity, Shares granted		2,365
Total Equity impact	(4,159)	(303)
Total income statement effect	R$ (36,890)	R$ (31,692)